Annual Fund Operating Expenses - Amplify HYG High Yield 10% Target Income ETF - Amplify HYG High Yield 10% Target Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.49%	[1]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.79%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Amplify Investments LLC has contractually agreed to waive its management fee and/or reimburse certain expenses of the Fund in an amount equal to 0.10% of the Fund’s average daily net assets, until at least one year from the date of this prospectus.